Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,046
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	2,150
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	2,422
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	861
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,859
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	$ 1,113